Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Statements of Cash Flows - Parent Company [Member]	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash provided by operating activities
Net cash provided by investing activities	(14,593,117)	(1,963,649)
Net cash provided by financing activities	36,011,851	4,980,125
Effect of exchange rate changes on cash and cash equivalents	502,599
Net increase in cash, cash equivalents and restricted cash	21,921,333	3,016,476
Cash, cash equivalents and restricted cash at beginning of the year
Cash, cash equivalents and restricted cash at end of the year	¥ 21,921,333	$ 3,016,476